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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07318

                          Pioneer International Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2008 through May 31, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer International Value Fund
--------------------------------------------------------------------------------
Semiannual Report | May 31, 2009
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   PIIFX
Class B   PBIFX
Class C   PCITX
Class Y   INVYX

[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2
Portfolio Management Discussion                                                4
Portfolio Summary                                                              8
Prices and Distributions                                                       9
Performance Update                                                            10
Comparing Ongoing Fund Expenses                                               14
Schedule of Investments                                                       16
Financial Statements                                                          23
Notes to Financial Statements                                                 31
Trustees, Officers and Service Providers                                      39


            Pioneer International Value Fund | Semiannual Report | 5/31/09     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential chances for making money in many corners of the market, it takes


2    Pioneer International Value Fund | Semiannual Report | 5/31/09
research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


            Pioneer International Value Fund | Semiannual Report | 5/31/09     3

Portfolio Management Discussion | 5/31/09

With the global financial markets regaining their footing this spring, international stocks turned in gratifying performance for the first half of Pioneer International Value Fund's fiscal year through May 31, 2009. Much uncertainty remains, but the gains reflected budding hopes that an economic recovery will generate increased global demand and boost corporate profits. In the follow interview, Andrea Salvatori, a member of Pioneer's international investment team in Dublin, Ireland, discusses his strategies for managing the Fund through a very challenging but rewarding market.

Q  Andrea, how did the Fund perform for the six months ended May 31, 2009?

A Despite the turbulence in international markets during the first few months of the reporting period, the Fund delivered strong absolute returns. The Fund's Class A shares posted a return of 18.10% at net asset value for the six months ended May 31, 2009, compared with a 15.57% return over the same period for the Fund's benchmark, the Morgan Stanley Capital International
   (MSCI) Europe, Australia, Far East (EAFE) Index; while the Fund's former benchmark, the MSCI All County World Free ex-U.S. Index, returned 22.20%. Over the same six-month period, the average return of the 337 mutual funds in Lipper's International Large Cap Core category was 15.84%.

Q What factors contributed to the Fund's strong showing versus the MSCI EAFE Index and its Lipper peers over the six months ended May 31, 2009?

A Given the extreme price volatility, we think effective stocking picking played a role in the Fund's favorable results. When the reporting period began last November, credit and liquidity concerns and recession fears were taking a toll on investor confidence, sparking a global flight to quality. Fortunately, in the months leading up to the steep market decline, we had taken steps to protect the Fund from market volatility, because we believed that global growth would soon deteriorate. The strategy included limiting the Fund's exposure to investments in the financials sector and the emerging markets, as well as cyclical stocks in Asia that were more vulnerable in a slower-growth environment. We maintained that defensive positioning of the Fund into the early months of the six-month reporting period. During this time, two of the Fund's better-performing investments were Eutelsat Communications, which serves cable and satellite markets, and the health care equipment provider, Synthes.


4    Pioneer International Value Fund | Semiannual Report | 5/31/09

   However, by the middle of February 2009, with foreign equities selling at attractive prices and the announcement of more well-defined government initiatives, including the U.S. Treasury's plan to handle toxic mortgage assets, our outlook for the capital markets improved. Our strategy for the Fund took on a more opportunistic bent, as we increased the portfolio's exposure to cyclical stocks, particularly in the emerging markets, by adding to key positions in PetroChina and Yanzhou Coal Mining. We also increased the Fund's export-related stocks in Japanese firms, such as Canon and Nintendo. In Europe, we bought Gea Group, a small industrial company that manufactures food equipment.

   In April 2009, we sold a few Fund holdings that we believed had deteriorating fundamentals, such as the communications provider Nokia. We also tendered shares of the video game distributor EIDOC -- which was being acquired by a Japanese company -- at a nice profit. With the proceeds from those sales, we increased positions in Petrobras and Rio Tinto.

   From a sector perspective, our decision to maintain the Fund's emphasis on the energy sector, while limiting investments in the basic materials and financials sectors throughout the period, also proved advantageous. In our estimation, the energy industry had the best relative potential of the three sectors for sustainability of earnings, cash flow and dividends. Fortunately, this proved to be the case during the period.

Q Given developments in the capital markets over the six-month reporting period ended May 31, 2009, how did the Fund's positioning in financial stocks fare?

A The Fund's financial holdings fared very well. Our efforts to limit the Fund's exposure to the sector early on in the period proved beneficial and contributed significantly to the Fund's strong showing versus the MSCI EAFE Index and its Lipper peers. In the early months of the period, with the global capital markets under great duress, the Fund had an underweight position in the financials sector. However, when the credit markets began showing signs of stabilization in February 2009, we increased the Fund's allocation to financial stocks, bringing the portfolio's weighting more in line with the benchmark index.

   In late March 2009, global equity markets began to rally, and financial stocks, which had precipitated the market's decline a year earlier, began a recovery of sorts. The Fund's investment in Credit Suisse was particularly rewarding, as the stock was a top contributor for the six-month period.

   Insurance stocks, however, struggled, and the Fund's investments in Swiss Reinsurance proved disappointing. Unexpected losses in February and the resulting capital shortfall triggered a sharp decline in the company's stock


            Pioneer International Value Fund | Semiannual Report | 5/31/09     5
   price. While the capital injection by Warren Buffett was a symbolic testament to the viability and success of this leading global insurer, shareholders continued to be disappointed by management's misleading statements. We held off trimming the position until May and June, when the stock price rebounded along with other financially-related stocks.

Q Were there any other holdings that detracted from the Fund's performance during the six months ended May 31, 2009?

A The liquidity crunch has hit the renewable energy landscape as well. The Fund's investments there have not been immune to the delay in orders, including Clipper Windpower, a small-cap company with a unique market position due to its technology and North American wind market focus. Lastly, the healthcare equipment company Synthes has been affected by the recent market rotation away from defensive stocks to cyclical, or economically sensitive, equities. We think the company was also impacted by fundamental concerns about the reimbursement debate taking place in the U.S. health care market.

Q On June 12, 2009, Pioneer International Equity Fund was reorganized into Pioneer International Value Fund. How are you managing the influx of new assets?

A The philosophy and strategy of Pioneer International Value Fund remains the same. Our approach is to combine in-depth, top-down analysis of the world's economic prospects with rigorous bottom-up fundamental research. We believe that this process helps enable us to select stocks of well-managed companies that we believe are undervalued relative to their peers and may outperform in the long term. We will be fine-tuning the Fund's portfolio during the second half of the fiscal year, paring back the number of holdings to approximately 75 stocks -- companies that in our view represent the best global investment ideas in the developed and emerging markets.

Q  What is your outlook?

A Despite some initial momentum in the global equity markets this spring, we remain cautious and question the rally's staying power at this point. With the global economy still mired in recession, we believe that the rally was more reflective of investors' collective sigh of relief that the dire scenarios put forth during the market's darkest days never came to pass.

   The pace of economic decline has slowed in the United States, but foreign markets, particularly the Eurozone and Japan, with their export-driven growth, remain mixed given the decline in global trade. The widespread intervention of governments and monetary authorities around the world is a concern and will have repercussions for years to come, as will the deregulated markets that precipitated the crisis.


6    Pioneer International Value Fund | Semiannual Report | 5/31/09

   We may see some retrenchment before a bona fide recovery gets underway, as investors digest earnings announcements and assess prospects for economic growth. Furthermore, while the emerging markets are feeling the impact of the global credit crisis, they were not at the epicenter of the financial meltdown. So we think Asian stocks may reap the benefits of low interest rates without the debt burdens that are dogging Western economies. We don't believe that there will be a full decoupling of Asia from the Western world, but we feel there will be a "gentle" divergence and that the monetary easing we have seen in the developed countries will likely help Asian stocks disproportionately.

   Note to Shareowners: On August 25, 2008, the MSCI EAFE Index replaced the MSCI All Country World Free ex-U.S. Index as the Fund's benchmark. We will continue to provide performance comparisons between the Fund and the former benchmark for up to one year from the date of the change. Please see pages 10-13 for more details.

Please refer to the Schedule of Investments on pages 16-22 for a full listing of Fund securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


            Pioneer International Value Fund | Semiannual Report | 5/31/09     7

Portfolio Summary | 5/31/09

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                     22.6%
Industrials                    17.1%
Energy                         10.5%
Health Care                     9.9%
Materials                       9.0%
Consumer Discretionary          8.3%
Consumer Staples                7.1%
Information Technology          6.1%
Telecommunication Services      4.9%
Utilities                       4.5%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

Japan                              20.3%
United Kingdom                     17.7%
France                             15.8%
Switzerland                         8.4%
Germany                             7.2%
United States                       6.5%
Spain                               4.7%
Ireland                             4.5%
Australia                           3.1%
Norway                              2.5%
Brazil                              2.1%
Singapore                           1.9%
Netherlands                         1.5%
People's Republic of China          1.2%
Sweden                              1.2%
Taiwan                              1.0%
Other (individually less than 1%)   0.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


    1.    Ryanair Holdings Plc                                              4.47%
--------------------------------------------------------------------------------
    2.    Eutelsat Communications SA                                        4.09
--------------------------------------------------------------------------------
    3.    CS Group, Inc.                                                    3.94
--------------------------------------------------------------------------------
    4.    Carrefour Supermarch                                              3.57
--------------------------------------------------------------------------------
    5.    BHP Billiton, Ltd.                                                3.09
--------------------------------------------------------------------------------
    6.    BNP Paribas SA                                                    2.96
--------------------------------------------------------------------------------
    7.    Repsol SA                                                         2.88
--------------------------------------------------------------------------------
    8.    BP Amoco Plc                                                      2.77
--------------------------------------------------------------------------------
    9.    HSBC Holding Plc                                                  2.74
--------------------------------------------------------------------------------
   10.    Societe Generale SA                                               2.72
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer International Value Fund | Semiannual Report | 5/31/09

Prices and Distributions | 5/31/09

Net Asset Value per Share
--------------------------------------------------------------------------------

     Class         5/31/09           11/30/08
       A           $16.55            $14.15
--------------------------------------------------------------------------------
       B           $15.02            $12.77
--------------------------------------------------------------------------------
       C           $14.86            $12.64
--------------------------------------------------------------------------------

     Class         5/31/09           4/16/09
       Y           $16.57            $14.11
--------------------------------------------------------------------------------

Distributions per Share: 12/1/08-5/31/09
--------------------------------------------------------------------------------

                 Net Investment         Short-Term        Long-Term
     Class            Income          Capital Gains     Capital Gains
       A            $0.1431               $ --              $ --
--------------------------------------------------------------------------------
       B            $    --               $ --              $ --
--------------------------------------------------------------------------------
       C            $    --               $ --              $ --
--------------------------------------------------------------------------------
       Y            $    --               $ --              $ --
--------------------------------------------------------------------------------


            Pioneer International Value Fund | Semiannual Report | 5/31/09     9

Performance Update | 5/31/09                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Index (EAFE) and the MSCI All Country World ex-USA Index.

                          Average Annual Total Returns
                              (As of May 31, 2009)
--------------------------------------------------------------------------------
                                      Net Asset       Public Offering
 Period                               Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
 10 Years                               -0.23%          -0.82%
 5 Years                                 2.66            1.45
 1 Year                                -36.00          -39.67
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2009)
--------------------------------------------------------------------------------
                                      Gross           Net
                                         1.90%           1.70%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

           Pioneer International     MSCI EAFE         MSCI AC World
           Value Fund                Index             ex-USA Index
           ---------------------     ---------         -------------
5/99                9,425              10,000              10,000
                   11,626              11,743              11,849
5/01                8,397               9,754               9,788
                    7,718               8,845               9,034
5/03                6,479               7,789               8,058
                    8,076              10,359              10,731
5/05                9,049              11,938              12,596
                   11,847              15,371              16,494
5/07               14,866              19,580              21,264
                   14,391              19,186              21,911
5/09                9,210              12,231              14,122

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 4/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI All Country World ex-USA Index measures the performance of developed and emerging market stock markets. MSCI EAFE Index is a commonly used measure of international stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the indices.


10    Pioneer International Value Fund | Semiannual Report | 5/31/09

Performance Update | 5/31/09                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Index (EAFE) and the MSCI All Country World ex-USA Index.


                          Average Annual Total Returns
                              (As of May 31, 2009)
--------------------------------------------------------------------------------
                                      If              If
 Period                               Held            Redeemed
--------------------------------------------------------------------------------
 10 Years                               -1.22%          -1.22%
 5 Years                                 1.73            1.73
 1 Year                                -36.57          -39.11
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2009)
--------------------------------------------------------------------------------
                                     Gross            Net
                                         2.76%           2.60%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

           Pioneer International     MSCI EAFE         MSCI AC World
           Value Fund                Index             ex-USA Index
           ---------------------     ---------         -------------
5/99               10,000              10,000              10,000
                   12,243              11,743              11,849
5/01                8,743               9,754               9,788
                    7,957               8,845               9,034
5/03                6,600               7,789               8,058
                    8,115              10,359              10,731
5/05                9,002              11,938              12,596
                   11,679              15,371              16,494
5/07               14,527              19,580              21,264
                   13,939              19,186              21,911
5/09                8,842              12,231              14,122

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 4/1/10 for Class B shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI All Country World ex-USA Index measures the performance of developed and emerging market stock markets. MSCI EAFE Index is a commonly used measure of international stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the indices.


           Pioneer International Value Fund | Semiannual Report | 5/31/09     11

Performance Update | 5/31/09                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Index (EAFE) and the MSCI All Country World ex-USA Index.


                          Average Annual Total Returns
                              (As of May 31, 2009)
--------------------------------------------------------------------------------
                                       If              If
 Period                                Held            Redeemed
--------------------------------------------------------------------------------
10 Years                                -1.25%          -1.25%
 5 Years                                 1.83            1.83
 1 Year                                -36.63          -36.63
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2009)
--------------------------------------------------------------------------------
                                       Gross           Net
                                         2.57%           2.57%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

           Pioneer International     MSCI EAFE         MSCI AC World
           Value Fund                Index             ex-USA Index
           ---------------------     ---------         -------------
5/99               10,000              10,000              10,000
                   12,191              11,743              11,849
5/01                8,718               9,754               9,788
                    7,897               8,845               9,034
5/03                6,556               7,789               8,058
                    8,051              10,359              10,731
5/05                8,949              11,938              12,596
                   11,618              15,371              16,494
5/07               14,483              19,580              21,264
                   13,908              19,186              21,911
5/09                8,814              12,231              14,122

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 4/1/10 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI All Country World ex-USA Index measures the performance of developed and emerging market stock markets. MSCI EAFE Index is a commonly used measure of international stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the indices.


12    Pioneer International Value Fund | Semiannual Report | 5/31/09

Performance Update | 5/31/09                           Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer International Value Fund, compared to that of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Index (EAFE) and the MSCI All Country World ex-USA Index.


                          Average Annual Total Returns
                              (As of May 31, 2009)
--------------------------------------------------------------------------------
                                        If             If
 Period                                 Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                -0.22%         -0.22%
 5 Years                                  2.69           2.69
 1 Year                                 -35.92         -35.92
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2009)
--------------------------------------------------------------------------------
                                        Gross          Net
                                          1.12%          1.12%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

           Pioneer International     MSCI EAFE         MSCI AC World
           Value Fund                Index             ex-USA Index
           ---------------------     ---------         -------------
5/99               10,000              10,000              10,000
                   12,332              11,743              11,849
5/01                8,907               9,754               9,788
                    8,187               8,845               9,034
5/03                6,872               7,789               8,058
                    8,567              10,359              10,731
5/05                9,599              11,938              12,596
                   12,567              15,371              16,494
5/07               15,770              19,580              21,264
                   15,265              19,186              21,911
5/09                9,782              12,231              14,122

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted. The performance data quoted represents past performance, which is no guarantee of future results.

Investment return and principal value will fluctuate, and shares when redeemed may be worth more or less than their original cost. Performance shown for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI All Country World ex-USA Index measures the performance of developed and emerging market stock markets. MSCI EAFE Index is a commonly used measure of international stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the indices.


           Pioneer International Value Fund | Semiannual Report | 5/31/09     13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer International Value Fund

Based on actual returns from December 1, 2008 through May 31, 2009.


 Share Class                        A                B                C                Y
 Beginning Account Value        $1,000.00        $1,000.00        $1,000.00        $1,000.00
 On 12/1/08**
--------------------------------------------------------------------------------------------
 Ending Account                 $1,181.00        $1,176.20        $1,175.60        $1,190.40
 Value (after expenses)
 On 5/31/09
--------------------------------------------------------------------------------------------
 Expenses Paid                  $    9.24        $   14.11        $   14.10        $    1.55
 During Period*
--------------------------------------------------------------------------------------------

 * Expenses are equal to the Fund's annualized expense ratio of 1.70%, 2.60%, 2.60% and 1.12% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (46/365 for Class Y shares) (to reflect the partial year period).

** 4/16/09 for Class Y shares.


14    Pioneer International Value Fund | Semiannual Report | 5/31/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer International Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2008 through May 31, 2009.


 Share Class                        A                B                C                Y
 Beginning Account Value        $1,000.00        $1,000.00        $1,000.00        $1,000.00
 On 12/1/08**
--------------------------------------------------------------------------------------------
 Ending Account                 $1,016.45        $1,011.97        $1,011.97        $1,004.89
 Value (after expenses)
 On 5/31/09
--------------------------------------------------------------------------------------------
 Expenses Paid                  $    8.55        $   13.04        $   13.04        $    1.41
 During Period*
--------------------------------------------------------------------------------------------

 * Expenses are equal to the Fund's annualized expense ratio of 1.70%, 2.60%, 2.60% and 1.12% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (46/365 for Class Y shares) (to reflect the partial year period).

** 4/16/09 for Class Y shares.


           Pioneer International Value Fund | Semiannual Report | 5/31/09     15

Schedule of Investments | 5/31/09 (unaudited)

 Shares                                                       Value
             COMMON STOCKS -- 91.5%
             ENERGY -- 9.6%
             Coal & Consumable Fuels -- 0.6%
527,900      Yanzhou Coal Mining Co., Ltd.*                 $    666,031
--------     --------------------------------------------   ------------
             Integrated Oil & Gas -- 9.0%
 66,446      BG Group Plc                                   $  1,212,446
338,772      BP Amoco Plc                                      2,802,225
 15,486      Petrobras Brasileiro SA (A.D.R.)*                   541,545
129,661      Repsol SA                                         2,909,819
 93,083      Royal Dutch Shell Plc                             2,499,621
                                                            ------------
                                                            $  9,965,656
                                                            ------------
             Total Energy                                   $ 10,631,687
--------     --------------------------------------------   ------------
             MATERIALS -- 8.3%
             Diversified Chemical -- 1.4%
 33,406      Akzo Nobel NV                                  $  1,552,854
    600      UBE Industries, Ltd.                                  1,438
                                                            ------------
                                                            $  1,554,292
--------     ----------------                               ------------
             Diversified Metals & Mining -- 6.2%
110,512      BHP Billiton, Ltd.                             $  3,120,445
 45,701      Rio Tinto Plc                                     2,070,072
101,624      Vale SA (A.D.R.)                                  1,649,358
                                                            ------------
                                                            $  6,839,875
--------     ----------------                               ------------
             Fertilizers & Agricultural Chemicals -- 0.7%
 22,489      Yara International ASA                         $    744,693
--------     --------------------------------------------   ------------
             Industrial Gases -- 0.0%
    200      Taiyo Nippon Sanso Corp.                       $      1,713
                                                            ------------
             Total Materials                                $  9,140,573
--------     --------------------------------------------   ------------
             CAPITAL GOODS -- 7.7%
             Construction & Engineering -- 0.0%
    400      China Railway Group, Ltd.*                     $        327
--------     --------------------------------------------   ------------
             Construction & Farm Machinery & Heavy Trucks -- 0.0%
      5      Daewoo Heavy Industries & Machinery, Ltd.*     $         82
--------     --------------------------------------------   ------------
             Electrical Component & Equipment -- 0.7%
 64,100      Sumitomo Electric Industries, Ltd.             $    731,477
--------     --------------------------------------------   ------------
             Heavy Electrical Equipment -- 1.8%
 50,656      Abb, Ltd.                                      $    831,632
194,000      Mitsubishi Electric Corp.                         1,130,981
                                                            ------------
                                                            $  1,962,613
--------     ----------------                               ------------

The accompanying notes are an integral part of these financial statements.
16    Pioneer International Value Fund | Semiannual Report | 5/31/09

 Shares                                                 Value
             Industrial Machinery -- 3.5%
106,929      Gea Group AG                             $  1,672,198
194,100      Kawasaki Heavy Industries, Ltd.               436,389
 64,700      Kurita Water Industries, Ltd.               1,796,023
                                                      ------------
                                                      $  3,904,610
--------     ---------------------                    ------------
             Trading Companies & Distributors -- 1.7%
145,100      Itochu Corp.                             $  1,056,198
    900      Marubeni Corp.                                  4,096
 82,900      Sumitomo Corp.                                832,249
                                                      ------------
                                                      $  1,892,543
                                                      ------------
             Total Capital Goods                      $  8,491,652
--------     --------------------------------------   ------------
             COMMERCIAL SERVICES & SUPPLIES -- 2.6%
             Environmental & Facilities Services -- 2.6%
 62,410      Suez Environnement SA                    $  1,132,655
440,876      Tomra Systems ASA                           1,746,877
                                                      ------------
                                                      $  2,879,532
                                                      ------------
             Total Commercial Services & Supplies     $  2,879,532
--------     --------------------------------------   ------------
             TRANSPORTATION -- 5.3%
             Airlines -- 4.1%
874,343      Ryanair Holdings Plc*                    $  4,510,903
--------     --------------------------------------   ------------
             Marine -- 0.2%
 49,700      Kawasaki Kisen Kaisha, Ltd.              $    226,309
--------     --------------------------------------   ------------
             Railroads -- 1.0%
 19,100      East Japan Railway Co.                   $  1,142,350
                                                      ------------
             Total Transportation                     $  5,879,562
--------     --------------------------------------   ------------
             AUTOMOBILES & COMPONENTS -- 1.2%
             Automobile Manufacturers -- 1.2%
 21,900      Honda Motor Co., Ltd.                    $    636,547
    700      Isuzu Motors, Ltd.                              1,216
 16,700      Toyota Motor Co.                              676,972
                                                      ------------
                                                      $  1,314,735
                                                      ------------
             Total Automobiles & Components           $  1,314,735
--------     --------------------------------------   ------------
             CONSUMER DURABLES & APPAREL -- 2.6%
             Apparel, Accessories & Luxury Goods -- 0.2%
  9,381      Cie Financiere Richemont AG              $    205,026
--------     --------------------------------------   ------------
             Homebuilding -- 2.4%
444,000      Sekisui Chemical Co., Ltd.               $  2,715,028
                                                      ------------
             Total Consumer Durables & Apparel        $  2,920,054
--------     --------------------------------------   ------------
             MEDIA -- 3.7%
             Cable & Satellite -- 3.7%
162,827      Eutelsat Communications SA               $  4,132,485
                                                      ------------
             Total Media                              $  4,132,485
--------     --------------------------------------   ------------

The accompanying notes are an integral part of these financial statements.
           Pioneer International Value Fund | Semiannual Report | 5/31/09     17

 Shares                                                  Value
            RETAILING -- 0.0%
            Department Stores -- 0.0%
    300     New World Department Store China, Ltd.     $        221
                                                       ------------
            Total Retailing                            $        221
    ---     ----------------------------------------   ------------
            FOOD & DRUG RETAILING -- 3.3%
            Hypermarkets & Supercenters -- 3.3%
 80,729     Carrefour Supermarch                       $  3,608,856
                                                       ------------
            Total Food & Drug Retailing                $  3,608,856
 ------     ----------------------------------------   ------------
            FOOD, BEVERAGE & TOBACCO -- 3.3%
            Brewers -- 1.0%
 84,100     Kirin Holdings Co., Ltd.*                  $  1,062,148
            ----------------------------------------   ------------
            Packaged Foods & Meats -- 1.3%
 61,773     Unilever Plc                               $  1,450,217
 ------     ----------------------------------------   ------------
            Tobacco -- 1.0%
 41,061     Imperial Tobacco Group Plc                 $  1,063,699
                                                       ------------
            Total Food, Beverage & Tobacco             $  3,576,064
 ------     ----------------------------------------   ------------
            HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
            Household Products -- 0.0%
    800     Kao Corp.                                  $     17,653
                                                       ------------
            Total Household & Personal Products        $     17,653
 ------     ----------------------------------------   ------------
            HEALTH CARE EQUIPMENT & SERVICES -- 4.8%
            Health Care Equipment -- 3.7%
 29,058     Medtronic, Inc.*                           $    998,142
 17,905     Synthes, Inc.                                 1,836,769
 26,951     Zimmer Holdings, Inc.*                        1,200,667
                                                       ------------
                                                       $  4,035,578
 ------     ----------------------                     ------------
            Health Care Services -- 1.1%
 30,165     Fresenius Medical Care AG                  $  1,265,642
                                                       ------------
            Total Health Care Equipment & Services     $  5,301,220
 ------     ----------------------------------------   ------------
            PHARMACEUTICALS & BIOTECHNOLOGY -- 4.2%
            Pharmaceuticals -- 4.2%
 57,066     Bristol-Myers Squibb Co.                   $  1,136,755
 14,571     Novartis AG                                     580,339
 12,828     Roche Holdings AG                             1,749,669
 30,600     Takeda Chemical Industries, Ltd.              1,215,421
                                                       ------------
                                                       $  4,682,184
                                                       ------------
            Total Pharmaceuticals & Biotechnology      $  4,682,184
 ------     ----------------------------------------   ------------

The accompanying notes are an integral part of these financial statements.
18    Pioneer International Value Fund | Semiannual Report | 5/31/09

 Shares                                                           Value
               BANKS -- 12.8%
               Diversified Banks -- 12.8%
175,575        Banco Santander Central Hispano SA                 $  1,879,518
 43,082        BNP Paribas SA                                        2,985,736
241,738        Development Bank of Singapore, Ltd.                   1,989,532
305,677        HSBC Holding Plc                                      2,771,630
     80        Mitsubishi UFJ Financial Group, Inc.                        506
 47,210        Societe Generale SA                                   2,749,650
 44,200        Sumitomo Mitsui Financial Group, Inc.                 1,713,591
                                                                  ------------
                                                                  $ 14,090,163
                                                                  ------------
               Total Banks                                        $ 14,090,163
------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 3.6%
               Diversified Capital Markets -- 3.6%
 88,518        CS Group AG                                        $  3,979,806
------------------------------------------------------------------------------
               Investment Banking & Brokerage -- 0.0%
    700        Daiwa Securities Group, Inc.                       $      4,428
------------------------------------------------------------------------------
               Multi-Sector Holding -- 0.0%
    821        Reinet Investments SCA*                            $      9,911
                                                                  ------------
               Total Diversified Financials                       $  3,994,145
------------------------------------------------------------------------------
               INSURANCE -- 3.4%
               Multi-Line Insurance -- 2.4%
 26,486        Allianz AG                                         $  2,606,113
------------------------------------------------------------------------------
               Reinsurance -- 1.0%
 33,869        Swiss Reinsurance, Ltd.                            $  1,103,928
                                                                  ------------
               Total Insurance                                    $  3,710,041
------------------------------------------------------------------------------
               REAL ESTATE -- 0.9%
               Diversified Real Estate Activities -- 0.9%
 60,901        Mitsui Fudosan Co.                                 $  1,019,990
                                                                  ------------
               Total Real Estate                                  $  1,019,990
------------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 3.7%
               Application Software -- 1.0%
131,195        GameLoft SA*                                       $    541,478
492,000        PetroChina Co., Ltd.                                    566,930
                                                                  ------------
                                                                  $  1,108,408
------------------------------------------------------------------------------
               Home Entertainment Software -- 2.7%
 59,104        Electronic Arts, Inc.*                             $  1,358,801
  5,900        Nintendo Corp., Ltd.                                  1,594,796
                                                                  ------------
                                                                  $  2,953,597
                                                                  ------------
               Total Software & Services                          $  4,062,005
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


           Pioneer International Value Fund | Semiannual Report | 5/31/09     19

 Shares                                                           Value
               TECHNOLOGY HARDWARE & EQUIPMENT -- 1.9%
               Electronic Manufacturing Services -- 0.9%
  138,783      Hon Hai Precision Industry Co., Ltd. (G.D.R.)*     $    973,592
------------------------------------------------------------------------------
               Office Electronics -- 1.0%
   32,700      Canon, Inc.*                                       $  1,088,461
                                                                  ------------
               Total Technology Hardware & Equipment              $  2,062,053
------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 4.4%
               Integrated Telecommunication Services -- 2.3%
   33,600      Nippon Telegraph & Telephone Corp.                 $  1,404,219
  117,571      Tele2 Ab (B Shares)                                   1,185,301
                                                                  ------------
                                                                  $  2,589,520
------------------------------------------------------------------------------
               Wireless Telecommunication Services -- 2.1%
1,239,323      Vodafone Group Plc                                 $  2,324,108
                                                                  ------------
               Total Telecommunication Services                   $  4,913,628
------------------------------------------------------------------------------
               UTILITIES -- 4.2%
               Electric Utilities -- 1.9%
   47,832      E.On AG                                            $  1,699,776
   17,980      Fortum Corp.                                            439,109
                                                                  ------------
                                                                  $  2,138,885
------------------------------------------------------------------------------
               Independent Power Producer & Energy Traders -- 1.1%
  323,224      Clipper Windpower Plc*                             $    751,115
  100,373      International Power Plc                                 444,636
                                                                  ------------
                                                                  $  1,195,751
------------------------------------------------------------------------------
               Multi-Utilities -- 1.2%
   20,126      Gaz De France SA                                   $    791,110
   48,780      National Grid Plc                                       472,828
                                                                  ------------
                                                                  $  1,263,938
                                                                  ------------
               Total Utilities                                    $  4,598,574
------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $108,689,368)                                $101,027,077
------------------------------------------------------------------------------
               RIGHTS/WARRANTS -- 0.0%
               ENERGY -- 0.0%
               Integrated Oil & Gas -- 0.0%
   93,083      Royal Dutch Shell Rights, Exp. 6/2/09*             $         --
------------------------------------------------------------------------------
               Total Energy                                       $         --
------------------------------------------------------------------------------
               BANKS -- 0.0%
               Diversified Banks -- 0.0%
   43,082      BNP Paribas Rights, Exp. 6/8/09*                   $         --
   47,210      Societe Generale Rights, Exp. 6/20/09*                       --
------------------------------------------------------------------------------
               Total Banks                                        $         --
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20    Pioneer International Value Fund | Semiannual Report | 5/31/09

 Shares                                                           Value
               TOTAL RIGHTS/WARRANTS
               (Cost $0)                                          $         --
------------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 91.5%
               (Cost $110,905,779) (a)                            $101,027,077
------------------------------------------------------------------------------
               OTHER ASSETS AND LIABILITIES -- 8.5%               $  9,390,881
------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                         $110,417,958
================================================================================

(A.D.R.) American Depositary Receipt

(G.D.R.) Global Depositary Receipt

*        Non-income producing security.

(a) At May 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $111,621,645 was as follows:

         Aggregate gross unrealized gain for all investments in which there is an
           excess of value over tax cost                                             $  5,286,911
         Aggregate gross unrealized loss for all investments in which there is an
           excess of tax cost over value                                              (15,881,479)
                                                                                     ------------
         Net unrealized loss                                                         $(10,594,568)
                                                                                     ============

(b) Distributions of investments by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

         Japan                                     20.3%
         United Kingdom                            17.7
         France                                    15.8
         Switzerland                                8.4
         Germany                                    7.2
         United States                              6.5
         Spain                                      4.7
         Ireland                                    4.5
         Australia                                  3.1
         Norway                                     2.5
         Brazil                                     2.1
         Singapore                                  1.9
         Netherlands                                1.5
         People's Republic of China                 1.2
         Sweden                                     1.2
         Taiwan                                     1.0
         Other (individually less than 1%)          0.4
                                                  -----
                                                  100.0%
                                                  =====

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2009 aggregated $38,098,625 and $14,768,913, respectively.

The accompanying notes are an integral part of these financial statements.


           Pioneer International Value Fund | Semiannual Report | 5/31/09     21

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets:

                                                                  Investments
 Valuation Inputs                                                 in Securities
 Level 1 -- Quoted Prices                                         $   6,209,502
 Level 2 -- Other Significant Observable Inputs                      94,817,575
 Level 3 -- Significant Unobservable Inputs                                  --
--------------------------------------------------------------------------------
 Total                                                            $ 101,027,077
================================================================================

The accompanying notes are an integral part of these financial statements.


22    Pioneer International Value Fund | Semiannual Report | 5/31/09

Statement of Assets and Liabilities | 5/31/09 (unaudited)

ASSETS:
  Investment in securities (cost $110,905,779)                           $101,027,077
  Cash                                                                      8,718,951
  Foreign currencies, at value (cost $8,330)                                    7,751
  Receivables --
   Fund shares sold                                                           148,752
   Dividends and foreign taxes withheld                                       594,731
   Due from Pioneer Investment Management, Inc.                                 3,094
  Other                                                                        35,848
-------------------------------------------------------------------------------------
     Total assets                                                        $110,536,204
-------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Fund shares repurchased                                               $     17,083
  Due to affiliates                                                            14,691
  Accrued expenses                                                             86,472
-------------------------------------------------------------------------------------
     Total liabilities                                                   $    118,246
-------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                        $152,007,465
  Undistributed net investment income                                         811,777
  Accumulated net realized loss on investments and foreign currency
   transactions                                                           (32,536,821)
  Net unrealized loss on investments                                       (9,878,702)
  Net unrealized gain on forward foreign currency contracts and other
   assets and liabilities denominated in foreign currencies                    14,239
-------------------------------------------------------------------------------------
     Total net assets                                                    $110,417,958
=====================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $58,956,091/3,562,469 shares)                        $      16.55
  Class B (based on $5,896,225/392,689 shares)                           $      15.02
  Class C (based on $5,746,656/386,694 shares)                           $      14.86
  Class Y (based on $39,818,986/2,403,327 shares)                        $      16.57
MAXIMUM OFFERING PRICE:
  Class A ($16.55 [divided by] 94.25%)                                   $      17.56
=====================================================================================

The accompanying notes are an integral part of these financial statements.


           Pioneer International Value Fund | Semiannual Report | 5/31/09     23

Statement of Operations (unaudited)

For the Six Months Ended 5/31/09


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $256,886)           $  1,444,569
----------------------------------------------------------------------------------------------
     Total investment income                                                       $ 1,444,569
----------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                 $    285,969
  Transfer agent fees
   Class A                                                             138,142
   Class B                                                              27,719
   Class C                                                              15,172
  Distribution fees
   Class A                                                              63,184
   Class B                                                              26,624
   Class C                                                              24,727
  Shareholder communications expense                                   103,809
  Administrative reimbursements                                         18,576
  Custodian fees                                                         9,724
  Registration fees                                                     32,737
  Professional fees                                                     36,588
  Printing expense                                                      12,852
  Fees and expenses of nonaffiliated trustees                            3,531
  Miscellaneous                                                         12,899
----------------------------------------------------------------------------------------------
     Total expenses                                                                $   812,253
     Less fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                            (216,029)
     Less fees paid indirectly                                                            (238)
----------------------------------------------------------------------------------------------
     Net expenses                                                                  $   595,986
----------------------------------------------------------------------------------------------
       Net investment income                                                       $   848,583
----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                                    $ (5,056,798)
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                     110,846     $(4,945,952)
----------------------------------------------------------------------------------------------
  Change in net unrealized gain (loss) on:
   Investments                                                    $ 19,920,143
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                    (148,009)    $19,772,134
----------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                        $14,826,182
----------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                             $15,674,765
==============================================================================================

The accompanying notes are an integral part of these financial statements.


24    Pioneer International Value Fund | Semiannual Report | 5/31/09

Statements of Changes in Net Assets

For the Six Months Ended 5/31/09 and the Year Ended 11/30/08

                                                                    Six Months
                                                                    Ended
                                                                    5/31/09          Year Ended
                                                                    (unaudited)      11/30/08
FROM OPERATIONS:
Net investment income                                               $    848,583     $   1,105,420
Net realized loss on investments and foreign currency
  transactions                                                        (4,945,952)       (7,590,314)
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                               19,772,134       (64,966,304)
--------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                                $ 15,674,765     $ (71,451,198)
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.14 and $0.19 per share, respectively)                $   (533,236)    $    (898,147)
   Class B ($0.00 and $0.06 per share, respectively)                          --           (46,117)
   Class C ($0.00 and $0.10 per share, respectively)                          --           (68,577)
--------------------------------------------------------------------------------------------------
     Total distributions to shareowners                             $   (533,236)    $  (1,012,841)
--------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                    $ 37,887,286     $  17,362,351
Reinvestment of distributions                                            470,420           894,876
Cost of shares repurchased                                            (8,168,666)      (49,017,569)
--------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     Fund share transactions                                        $ 30,189,040     $ (30,760,342)
--------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                            $ 45,330,569     $(103,224,381)
NET ASSETS:
Beginning of period                                                   65,087,389       168,311,770
--------------------------------------------------------------------------------------------------
End of period                                                       $110,417,958     $  65,087,389
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                 $    811,777     $     496,430
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


           Pioneer International Value Fund | Semiannual Report | 5/31/09     25

                                    '09 Shares       '09 Amount        '08 Shares         '08 Amount
                                    (unaudited)      (unaudited)
Class A
Shares sold                           159,599        $ 2,269,390          496,898        $ 12,043,033
Reinvestment of distributions          31,937            470,420           28,873             790,743
Less shares repurchased              (426,242)        (5,832,227)      (1,468,027)        (33,613,994)
-----------------------------------------------------------------------------------------------------
   Net decrease                      (234,706)       $(3,092,417)        (942,256)       $(20,780,218)
=====================================================================================================
Class B
Shares sold                            33,423        $ 1,042,535          126,055        $  2,758,718
Reinvestment of distributions              --                 --            1,731              43,149
Less shares repurchased              (108,878)        (1,328,395)        (387,436)         (8,128,926)
-----------------------------------------------------------------------------------------------------
   Net decrease                       (75,455)       $  (285,860)        (259,650)       $ (5,327,059)
=====================================================================================================
Class C
Shares sold                            46,187        $   636,239          119,874        $  2,560,600
Reinvestment of distributions              --                 --            2,471              60,984
Less shares repurchased               (85,580)          (997,886)        (348,494)         (7,274,649)
-----------------------------------------------------------------------------------------------------
   Net decrease                       (39,393)       $  (361,647)        (226,149)       $ (4,653,065)
=====================================================================================================
Class Y*
Shares sold                         2,404,045        $33,939,122               --        $         --
Reinvestment of distributions              --                 --               --                  --
Less shares repurchased                  (718)           (10,158)              --                  --
-----------------------------------------------------------------------------------------------------
   Net increase                     2,403,327        $33,928,964               --        $         --
=====================================================================================================

*  Class Y shares were first publicly offered on April 16, 2009.

The accompanying notes are an integral part of these financial statements.


26    Pioneer International Value Fund | Semiannual Report | 5/31/09

Financial Highlights

                                                                           Six Months
                                                                           Ended
                                                                           5/31/09       Year Ended
                                                                           (unaudited)   11/30/08
Class A
Net asset value, beginning of period                                       $  14.15      $  28.12
-------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                     $   0.15      $   0.27
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                        2.39        (14.05)
-------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                       $   2.54      $ (13.78)
Distributions to shareowners:
 Net investment income                                                        (0.14)        (0.19)
-------------------------------------------------------------------------------------------------
Redemption fee                                                             $     --      $     --
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $   2.40      $ (13.97)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  16.55      $  14.15
=================================================================================================
Total return*                                                                 18.10%       (49.33)%
Ratio of net expenses to average net assets+                                   1.70%**       1.71%
Ratio of net investment income to average net assets+                          2.05%**       1.07%
Portfolio turnover rate                                                          43%**        135%
Net assets, end of period (in thousands)                                   $ 58,956      $ 53,725
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                  2.43%**       1.90%
 Net investment income                                                         1.32%**       0.88%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                  1.70%**       1.70%
 Net investment income                                                         2.05%**       1.08%
=================================================================================================

                                                                           Year Ended    Year Ended    Year Ended    Year Ended
                                                                           11/30/07      11/30/06      11/30/05      11/30/04
Class A
Net asset value, beginning of period                                       $  23.98      $  19.08      $  16.76      $  13.72
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                     $   0.22      $   0.12      $   0.12      $   0.04
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                        4.02          4.84          2.20          3.00
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                       $   4.24      $   4.96      $   2.32      $   3.04
Distributions to shareowners:
 Net investment income                                                        (0.10)        (0.06)           --            --
-----------------------------------------------------------------------------------------------------------------------------
Redemption fee                                                             $     --      $     --      $  --(a)      $     --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $   4.14      $   4.90      $   2.32      $   3.04
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  28.12      $  23.98      $  19.08      $  16.76
=============================================================================================================================
Total return*                                                                 17.73%        26.07%        13.84%        22.16%
Ratio of net expenses to average net assets+                                   1.68%         1.71%         1.70%         1.82%
Ratio of net investment income to average net assets+                          0.76%         0.52%         0.61%         0.28%
Portfolio turnover rate                                                          81%           98%          111%          122%
Net assets, end of period (in thousands)                                   $133,264      $142,645      $128,426      $125,880
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                  1.68%         1.79%         1.88%         1.99%
 Net investment income                                                         0.76%         0.44%         0.43%         0.11%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                  1.66%         1.70%         1.70%         1.82%
 Net investment income                                                         0.78%         0.53%         0.61%         0.28%
=============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
    Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.
(a) Amount rounds to less than one cent per share.
**  Annualized.

The accompanying notes are an integral part of these financial statements.


           Pioneer International Value Fund | Semiannual Report | 5/31/09     27

                                                                           Six Months
                                                                           Ended
                                                                           5/31/09       Year Ended
                                                                           (unaudited)   11/30/08
Class B
Net asset value, beginning of period                                       $  12.77      $  25.50
-------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $   0.09      $   0.09
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                        2.16        (12.76)
-------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                       $   2.25      $ (12.67)
Distributions to shareowners:
 Net investment income                                                           --         (0.06)
-------------------------------------------------------------------------------------------------
Redemption fee                                                             $     --      $     --
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $   2.25      $ (12.73)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  15.02      $  12.77
=================================================================================================
Total return*                                                                 17.62%       (49.80)%
Ratio of net expenses to average net assets+                                   2.60%**       2.61%
Ratio of net investment income (loss) to average net assets+                   1.06%**       0.14%
Portfolio turnover rate                                                          43%**        135%
Net assets, end of period (in thousands)                                   $  5,896      $  5,978
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                  3.42%**       2.76%
 Net investment income (loss)                                                  0.25%**      (0.01)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                  2.60%**       2.60%
 Net investment income (loss)                                                  1.06%**       0.15%
=================================================================================================

                                                                            Year Ended   Year Ended    Year Ended    Year Ended
                                                                            11/30/07     11/30/06      11/30/05      11/30/04
Class B
Net asset value, beginning of period                                       $  21.86      $  17.49      $  15.49      $  12.86
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $  (0.02)     $  (0.07)     $  (0.04)     $  (0.15)
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                        3.66          4.44          2.04          2.78
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                       $   3.64      $   4.37      $   2.00      $   2.63
Distributions to shareowners:
 Net investment income                                                           --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------
Redemption fee                                                             $     --      $     --(a)   $     --(a)   $     --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $   3.64      $   4.37      $   2.00      $   2.63
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  25.50      $  21.86      $  17.49      $  15.49
=============================================================================================================================
Total return*                                                                 16.65%        24.99%        12.91%        20.45%
Ratio of net expenses to average net assets+                                   2.55%         2.62%         2.57%         3.15%
Ratio of net investment income (loss) to average net assets+                  (0.12)%       (0.41)%       (0.25)%       (1.04)%
Portfolio turnover rate                                                          81%           98%          111%          122%
Net assets, end of period (in thousands)                                   $ 18,562      $ 15,282      $ 14,205      $ 14,051
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                  2.55%         2.76%         2.96%         3.14%
 Net investment income (loss)                                                 (0.12)%       (0.55)%       (0.64)%       (1.03)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                  2.52%         2.60%         2.56%         3.15%
 Net investment income (loss)                                                 (0.09)%       (0.39)%       (0.24)%       (1.04)%
=============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
    Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.
(a) Amount rounds to less than one cent per share.
**  Annualized.

The accompanying notes are an integral part of these financial statements.


28    Pioneer International Value Fund | Semiannual Report | 5/31/09

                                                                           Six Months
                                                                           Ended
                                                                           5/31/09       Year Ended
                                                                           (unaudited)   11/30/08
Class C
Net asset value, beginning of period                                       $  12.64      $  25.28
-------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $   0.08      $   0.08
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                        2.14        (12.62)
-------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                       $   2.22      $ (12.54)
Distributions to shareowners:
 Net investment income                                                           --         (0.10)
-------------------------------------------------------------------------------------------------
Redemption fee                                                             $     --      $     --
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $   2.22      $ (12.64)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  14.86      $  12.64
=================================================================================================
Total return*                                                                 17.56%       (49.79)%
Ratio of net expenses to average net assets+                                   2.60%**       2.57%
Ratio of net investment income (loss) to average net assets+                   1.11%**       0.22%
Portfolio turnover rate                                                          43%**        135%
Net assets, end of period (in thousands)                                   $  5,747      $  5,384
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                  3.03%**       2.57%
 Net investment income (loss)                                                  0.68%**       0.22%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                  2.60%**       2.56%
 Net investment income (loss)                                                  1.11%**       0.23%
=================================================================================================

                                                                           Year Ended    Year Ended    Year Ended    Year Ended
                                                                           11/30/07      11/30/06      11/30/05      11/30/04
Class C
Net asset value, beginning of period                                       $  21.64      $  17.30      $  15.32      $  12.71
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                              $  (0.01)     $  (0.06)     $  (0.04)     $  (0.12)
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                        3.65          4.40          2.02          2.73
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                       $   3.64      $   4.34      $   1.98      $   2.61
Distributions to shareowners:
 Net investment income                                                           --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------
Redemption fee                                                             $     --      $     --(a)   $     --(a)   $     --
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                 $   3.64      $   4.34      $   1.98      $   2.61
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $  25.28      $  21.64      $  17.30      $  15.32
=============================================================================================================================
Total return*                                                                 16.82%        25.09%        12.92%        20.54%
Ratio of net expenses to average net assets+                                   2.45%         2.54%         2.57%         3.12%
Ratio of net investment income (loss) to average net assets+                   0.00%(b)     (0.35)%       (0.26)%       (1.00)%
Portfolio turnover rate                                                          81%           98%          111%          122%
Net assets, end of period (in thousands)                                   $ 16,486      $ 11,030      $  8,826      $  6,872
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                  2.45%         2.54%         2.79%         3.12%
 Net investment income (loss)                                                  0.00%(b)     (0.35)%       (0.48)%       (1.00)%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                  2.44%         2.54%         2.57%         3.12%
 Net investment income (loss)                                                  0.01%        (0.33)%       (0.26)%       (1.00)%
=============================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
    Total return would be reduced if sales charges were taken into account.
+   Ratios with no reduction for fees paid indirectly.
(a) Amount rounds to less than one cent per share.
(b) Amount rounds to less than 0.01%.
**  Annualized.

The accompanying notes are an integral part of these financial statements.


           Pioneer International Value Fund | Semiannual Report | 5/31/09     29

                                                                           4/16/09 (a)
                                                                           to
                                                                           5/31/09
                                                                           (unaudited)
 Class Y
 Net asset value, beginning of period                                      $  14.11
-----------------------------------------------------------------------------------
 Increase from investment operations:
  Net investment income                                                    $   0.11
  Net realized and unrealized gain on investments and foreign
    currency transactions                                                      2.35
-----------------------------------------------------------------------------------
    Net increase from investment operations                                $   2.46
 Distributions to shareowners:
  Net investment income                                                          --
-----------------------------------------------------------------------------------
 Net increase in net asset value                                           $   2.46
-----------------------------------------------------------------------------------
 Net asset value, end of period                                            $  16.57
===================================================================================
 Total return*                                                                19.04%(b)
 Ratio of net expenses to average net assets+                                  1.12%**
 Ratio of net investment income to average net assets+                         8.31%**
 Portfolio turnover rate                                                         43%**
 Net assets, end of period (in thousands)                                  $ 39,819
 Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
  Net expenses                                                                 1.12%**
  Net investment income                                                        8.31%**
 Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
  Net expenses                                                                 1.12%**
  Net investment income                                                        8.31%**
===================================================================================

(a) Class Y shares were first publicly offered on April 16, 2009.
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.

The accompanying notes are an integral part of these financial statements.


30    Pioneer International Value Fund | Semiannual Report | 5/31/09

Notes to Financial Statements | 5/31/09 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer International Value Fund (the Fund) is the sole portfolio comprising Pioneer Series Trust VIII, a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital.

The Fund offers four classes of shares designated as Class A, Class B, Class C and Class Y shares. Class R shares were first publicly offered on April 1, 2003 and ceased operations on February 1, 2007. Class Y shares were first publicly offered on April 16, 2009. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting year. Actual results could differ from those estimates.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. The Fund may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries. At times, the Fund's investments may represent industries or industry sectors that are


           Pioneer International Value Fund | Semiannual Report | 5/31/09     31
interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued using the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees ("management appraised").

   The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. At May 31, 2009 there were no securities that were management appraised. Temporary cash investments are valued at cost which approximates market value.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes and are reported net of foreign taxes on capital gains at the applicable country rates.


32    Pioneer International Value Fund | Semiannual Report | 5/31/09

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended November 30, 2008, the Fund paid no such taxes.

   In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for taxes for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and


           Pioneer International Value Fund | Semiannual Report | 5/31/09     33
   other such factors. As of November 30, 2008, the Fund had $2,314 in tax reserves related to capital gains.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended November 30, 2008 was as follows:

                                                                            2008
   Distributions paid from:
   Ordinary income                                                    $1,012,841
   -----------------------------------------------------------------------------
      Total                                                           $1,012,841
   =============================================================================

   The following shows the components of accumulated losses on a federal income tax basis at November 30, 2008:

                                                                            2008
   Distributable earnings:
   Undistributed ordinary income                                   $     496,430
   Capital loss carryforward                                         (24,861,512)
   Post-October loss deferred                                         (2,013,491)
   Unrealized depreciation                                           (30,352,463)
   -----------------------------------------------------------------------------
      Total                                                        $ (56,731,036)
   =============================================================================

   The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $3,613 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2009.

F. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.


34    Pioneer International Value Fund | Semiannual Report | 5/31/09

   Distribution fees are calculated based on the average daily net assets attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution expense rates.

G. Security Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends and interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

H. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


           Pioneer International Value Fund | Semiannual Report | 5/31/09     35

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average net assets up to $500 million and 0.75% of the excess over $500 million. For the six months ended May 31, 2009, the effective management fee (net of waivers and/or assumptions of expense) was equivalent to 0.65% of the Fund's average net assets.

PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit the Fund's expenses to 1.70%, 2.60% and 2.60%, of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through April 1, 2012 for Class A and through April 1, 2010 for Class B and Class C shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $8,000 in management fees, administrative costs and certain other fees payable to PIM at May 31, 2009.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended May 31, 2009, such out of pocket expenses by class of shares were as follows:

 Shareholder Communications:
 Class A                                                                $ 97,006
 Class B                                                                   2,769
 Class C                                                                   4,034
--------------------------------------------------------------------------------
    Total                                                               $103,809
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $4,551 in transfer agent fees and shareholder communications expense payable to PIMSS at May 31, 2009.

4. Distribution and Service Plans

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services


36    Pioneer International Value Fund | Semiannual Report | 5/31/09
and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,140 in distribution fees payable to PFD at May 31, 2009.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2009, CDSCs in the amount of $6,020 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended May 31, 2008, the Fund's expenses were reduced by $238 under such arrangements.

6. Forward Foreign Currency Contracts

During the six months ended May 31, 2009, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make or take delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. The average number of contracts open during the six months ended May 31, 2009 was 699,827. At May 31, 2009, the Fund had no outstanding portfolio hedges or forward currency settlement contracts.

7. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $165 million or the limits set


           Pioneer International Value Fund | Semiannual Report | 5/31/09     37
for borrowing by the Fund's prospectus and the 1940 Act. Interest on collective borrowings is payable as follows: if the London Interbank Offered Rate (LIBOR) on the related borrowing date is greater than or equal to the Federal Funds
Rate on such date, the loan bears interest at the LIBOR rate plus 1.25% on an annualized basis, or if the LIBOR rate on the related borrowing date is less than the Federal Funds Rate on such date, the loan bears interest at the Federal Funds Rate plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended May 31, 2009, the Fund had no borrowings under this agreement.

8. Additional Disclosures about Derivative Instruments and Hedging
Activities

The effect of derivative instruments on the Statement of Operations for the six months ended May 31, 2009 was as follows:

Derivatives Not
Accounted for as                Location of Gain                  Realized Gain or
Hedging Instruments             or (Loss) On Derivatives          (Loss) on Derivatives
Under Statement 133             Recognized in Income              Recognized in Income
 Foreign Exchange Contracts     Net realized gain on              $168,108
                                forward foreign currency
                                contracts and other assets
                                and liabilities denominated in
                                foreign currencies


38    Pioneer International Value Fund | Semiannual Report | 5/31/09

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West

Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive
  Vice President
Mark E. Bradley, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


           Pioneer International Value Fund | Semiannual Report | 5/31/09     39

                           This page for your notes.

40    Pioneer International Value Fund | Semiannual Report | 5/31/09

                           This page for your notes.

           Pioneer International Value Fund | Semiannual Report | 5/31/09     41

                           This page for your notes.

42    Pioneer International Value Fund | Semiannual Report | 5/31/09

                           This page for your notes.

           Pioneer International Value Fund | Semiannual Report | 5/31/09     43

                           This page for your notes.

44    Pioneer International Value Fund | Semiannual Report | 5/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: www.pioneerinvestments.com




This report must be accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) International Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 29, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 29, 2009

* Print the name and title of each signing officer under his or her signature.